Business Segment and Geographical Information	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information
The Company is a CRO providing outsourced services on a global basis to pharmaceutical, biotechnology, medical device and government and public health organizations. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in the major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full-service" solution. The Company has expanded through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, the (‘CODM’) in accordance with ASC 280, Segment Reporting. The Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.

The Company operates as one reportable segment, which is the provision of outsourced development services on a global basis to pharmaceutical, biotechnology, medical device and government and public health organizations.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of our global contracting model and the Group’s transfer pricing model.
ICON Ireland acts as the Group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the Group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the Group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the Group on the basis of an arm’s length return for the services they perform in each of their local territories. The arm’s length return for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The arm’s length return is reviewed annually to ensure that it is market appropriate.

The geographic split of revenue disclosed for each region outside Ireland is the arm’s length revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the arm’s length revenues attributable to the activities performed outside Ireland.

The geographical distribution of the Company’s segment measures for the three and nine months ended September 30, 2024 and September 30, 2023 and as at September 30, 2024 and December 31, 2023 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Ireland	$615,957	$596,337	$1,971,502	$1,701,580
Rest of Europe	420,605	384,720	1,195,033	1,172,752
U.S.	755,100	831,789	2,356,954	2,524,212
Rest of World	238,368	242,253	717,086	655,384
Total	$2,030,030	$2,055,099	$6,240,575	$6,053,928

b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Ireland *	$155,265	$121,343	$400,377	$298,567
Rest of Europe	54,733	56,705	147,873	138,959
U.S.	58,243	70,013	197,798	213,846
Rest of World	17,193	16,250	54,740	39,212
Total	$285,434	$264,311	$800,788	$690,584
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.

c) The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	September 30, 2024	December 31, 2023
	(in thousands)
Ireland	$221,160	$199,051
Rest of Europe	93,956	94,046
U.S.	147,175	159,245
Rest of World	60,390	49,175
Total	$522,681	$501,517